Income Taxes (Tax Years Remaining) (Details)	12 Months Ended
Dec. 31, 2015
Beginning [Member] | Brazil [Member]
Open Tax Years by Major Tax Jurisdiction	2010
Beginning [Member] | Mexico [Member]
Open Tax Years by Major Tax Jurisdiction	2009
Beginning [Member] | Poland [Member]
Open Tax Years by Major Tax Jurisdiction	2010
Beginning [Member] | Russia [Member]
Open Tax Years by Major Tax Jurisdiction	2011
Beginning [Member] | UNITED STATES
Open Tax Years by Major Tax Jurisdiction	2014
Ending [Member] | Brazil [Member]
Open Tax Years by Major Tax Jurisdiction	2015
Ending [Member] | Mexico [Member]
Open Tax Years by Major Tax Jurisdiction	2015
Ending [Member] | Poland [Member]
Open Tax Years by Major Tax Jurisdiction	2015
Ending [Member] | Russia [Member]
Open Tax Years by Major Tax Jurisdiction	2015
Ending [Member] | UNITED STATES
Open Tax Years by Major Tax Jurisdiction	2015